Leases - Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	$ 1,213	$ 868
Expense relating to leases of low-value assets	436	450
Expense relating to short-term leases	$ 317	$ 559